Annual Total Returns - Money Market Portfolio [BarChart] - 03.31 FIMM Funds Class 3 Combo PRO-11 - Money Market Portfolio - Class III	May 28, 2022
Bar Chart Table:
Annual Return 2012	0.01%
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.23%
Annual Return 2017	0.88%
Annual Return 2018	1.75%
Annual Return 2019	2.00%
Annual Return 2020	0.38%
Annual Return 2021	0.01%